CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents, at Carrying Value [Abstract]
Cash	$ 132,131	$ 98,392
Bank deposits	331,370	21,936
Money market funds	1,039,648	1,291,274
Total cash and cash equivalents	1,503,149	1,411,602
Marketable Securities [Abstract]
Total marketable securities	162,308	50,004
Total cash and cash equivalents and marketable securities	1,665,457	1,461,606
U.S. Treasury bills [Member]
Marketable Securities [Abstract]
Total marketable securities	$ 162,308	$ 50,004